CONSOLIDATED BALANCE SHEET	Dec. 31, 2016 USD ($)
Current Assets
Cash & Cash Equivalents	$ 3,072
Acounts Receivable - Related Party	4,000
Total Current Assets	7,072
Property, Plant and Equipment (net of accumulated depreciation of $618)	9,562
Intangible Assets	2,044
Total Assets	18,678
Current Liabilities
Accounts Payable	12,509
Accounts Payable - Related Parties	37,826
Total Current Liabilities	50,335
Total Liabilities	50,335
Commitments and Contingencies
Stockholders' Deficit
Common stock, par value $0.001, 40,000,000 common shares authorized, 4,000,000 shares issued and outstanding as of December 31, 2016	4,000
Preferred stock, par value $0.001, 10,000,000 preferred shares authorized, 1 share issued and outstanding as of December 31, 2016	0
Additional paid-in capital	305,070
Accumulated other comprehensive income or loss	0
Accumulated deficit	(340,728)
Total Stockholders' (Deficit) Equity	(31,658)
Total Liabilities and Stockholders' Deficit	$ 18,678